Investment Strategy - Defiance KSM TipRanks Analyst ETF	Jun. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a passive management (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index tracks, subject to the Index rules described below, the performance of 50 U.S. exchange-listed companies evidencing high positive price momentum. Price momentum refers to the financial concept that an asset’s recent price performance (up or down) is likely to continue. The Index is calculated, administered and disseminated by VettaFi LLC (a TMX Group company) or its affiliates (the “Index Provider”), which retains sole ownership of the Index. The Index is constructed utilizing proprietary data provided by TipRanks Ltd.

The Index

I.	Eligible Universe

The Index’s eligible universe includes U.S. exchange-listed companies, including American Depositary Receipts (“ADRs”) of foreign companies (“U.S. Listed Companies”).

II.	Constituent Selection

●	The Index’s initial universe is the 500 largest U.S. Listed Companies based on market capitalization.
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The Index Provider then ranks these 500 U.S. Listed Companies based on the current number of analyst buy recommendations each U.S. Listed Company has received (“Analyst Recommendations Score”). From this ranking, the portfolio is further reduced to the top 100 U.S. Listed Companies.

○	Analyst Recommendations Score is based on data available from TipRanks Ltd., a financial technology company providing stock research tools, including data from a financial accountability research engine designed to capture all financial analyst ratings of U.S. Listed Companies and which tracks thousands of analyst recommendations available from websites, blogsites, press releases, SEC filings and other public sources.

○	Analyst Recommendations Score is calculated as the ratio of ‘buy’ recommendations, from all analysts included in the TipRanks databases, who cover the security, relative to all recommendations for that security. Ranked securities also require significant analyst coverage, and minimal sell recommendations.

○	The top 100 U.S. Listed Companies, from the initially selected securities, are then filtered based on their positive momentum (as described below).

●	Each of these 100 U.S. Listed Companies is then assigned a momentum score (“Stock Momentum Ranking”) based on the following criteria:
○	Current share price relative to prior 8 months average share price; and
○	50 day average share price relative to 200 day average share price.
●	Based on this Stock Momentum Ranking, the top 50 U.S. Listed Companies comprise the Index. Certain U.S. Listed Companies may issue multiple classes of equity, which can result in the Index holding more than 50 constituents.

III.	Weighting

Constituents are market cap-weighted with the following constraints:

●	The number of U.S. Listed Companies from the same sector is capped at 20.
●	Each U.S. Listed Company’s weight is capped at 6%.
●	There is a sector weight cap of 40%.
●	Each U.S. Listed Company’s weighting factor will be increased or reduced by up to 25% as a result of the combined score of the Analyst Recommendations Score and the Stock Momentum Ranking. U.S. Listed Companies with the highest scores will receive increased weighting, while those with the lowest scores will receive reduced weighting
●	Excess weights are redistributed proportionally among the rest of the uncapped securities. This redistribution is repeated iteratively until all the capping conditions are met.

To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of December 31, 2025, issuers in the information technology sector represented a significant portion of the Index.

IV.	Rebalancing

Components of the Index are reconstituted and rebalanced on a quarterly basis.

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest directly or indirectly in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest directly or indirectly in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is classified as “non-diversified” under the 1940 Act. As of December 31, 2025, the Index contained 51 constituents.